Financial risk management and impairment of financial assets - Maturity analysis (Details) - GBP (£) £ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Financial risk management and impairment of financial assets
Trade and other payables	£ 16,515	£ 46,202
Lease liabilities	2,109	1,942
Convertible senior secured notes	92,450	112,799
Total financial obligations	111,074	160,943
Within 1 year
Financial risk management and impairment of financial assets
Trade and other payables	9,785	40,227
Lease liabilities	426	362
Total financial obligations	10,211	40,589
Between 2 and 5 years
Financial risk management and impairment of financial assets
Trade and other payables	6,730	5,975
Lease liabilities	1,515	1,343
Convertible senior secured notes	92,450	112,799
Total financial obligations	100,695	120,117
More than 5 years
Financial risk management and impairment of financial assets
Lease liabilities	168	237
Total financial obligations	£ 168	£ 237